Leases - Summary of Movements in Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	$ 3,896
At the end of the financial year	2,576	$ 3,896
Comprising:
Current liabilities	519	889
Non-current liabilities	2,057	3,007
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3,896	3,443
Additions	866	1,223
Remeasurements of index-linked freight contracts	(369)	(59)
Lease payments	(1,288)	(879)
Foreign exchange movement	(126)	115
Amortisation of discounting	125	109
Divestment and demerger of subsidiaries and operations	(492)
Transfers and other movements	(36)	(56)
At the end of the financial year	2,576	3,896
Comprising:
Current liabilities	519	889
Non-current liabilities	$ 2,057	$ 3,007